Inventories, Net - Schedule of Allowance for Inventory Valuation (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Inventory Valuation [Abstract]
Balance at the beginning of the year	¥ (1,281,842)	¥ (677,465)	¥ (181,499)
Current year provision	(179,261)	(4,887,040)	(802,807)
Write-downs	332,524	4,282,663	306,841
Balance at the end of the year	¥ (1,128,579)	¥ (1,281,842)	¥ (677,465)